AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B
EXECUTIVE ADVANTAGESM
GROUP FLEXIBLE PREMIUM
VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
SUPPLEMENT DATED SEPTEMBER 28, 2009
TO POLICY PROSPECTUS DATED MAY 1, 2009

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
EXECUTIVE ADVANTAGESM
GROUP FLEXIBLE PREMIUM
VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
SUPPLEMENT DATED SEPTEMBER 28, 2009
TO POLICY PROSPECTUS DATED MAY 1, 2009

          Effective October 2, 2009, American International Life Assurance Company of New York and AIG Life Insurance Company are amending their group flexible premium variable universal life insurance Policies (the "Policies") Prospectuses for the sole purpose of describing a change in the availability of the Credit Suisse Trust International Equity Flex I Portfolio and International Equity Flex II Portfolio (collectively referred to as the "Portfolios") as investment options under the Policies.

          Beginning October 2, 2009, the Portfolios will no longer be offered as investment options under the Policies.

          If you have any questions, please contact our Administrative Center at 1-302-594-2352.